UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-08939
                                    ---------

                               THIRD AVENUE TRUST
                               ------------------
               (Exact name of registrant as specified in charter)

    622 THIRD AVENUE, 32ND FLOOR, NEW YORK NY                      10017
    -----------------------------------------------------------------------
    (Address of principal executive offices)                     (Zip code)

    W. James Hall III, General Counsel, 622 Third Avenue, New York NY 10017
    -----------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 800-443-1021
                                                    ------------

Date of fiscal year end: October 31, 2005
                         ----------------

Date of reporting period: July 29, 2005
                          -------------


     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments pursuant to Rule 30(b)1-5 under the Investment Company Act of 1940 is as follows:




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                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                AT JULY 29, 2005
                                   (UNAUDITED)

                    PRINCIPAL                                                                          % OF
                    AMOUNT (+)    ISSUES                                                   VALUE      NET ASSETS
-------------------------------------------------------------------------------------------------------------------
BONDS - 9.97%
Foreign Government Obligations
(Great Britain
Pounds)+            10,500,000    United Kingdom T-Bill, 4.67%+ due 08/01/05         $ 18,449,744
                    26,500,000    United Kingdom T-Bill, 4.72%+ due 08/08/05           46,521,810
                    12,000,000    United Kingdom T-Bill, 4.56%+ due 09/05/05           20,993,962
                    13,800,000    United Kingdom T-Bill, 4.66%+ due 09/12/05           24,119,522
                    67,100,000    United Kingdom T-Bill, 4.66%+ due 09/12/05          117,276,806
                    26,500,000    United Kingdom T-Bill, 4.70%+ due 09/26/05           46,233,397
                    11,000,000    United Kingdom T-Bill, 4.77%+ due 09/26/05           19,191,221
                   100,000,000    United Kingdom T-Bill, 4.51%+ due 10/03/05          174,358,754
                    11,000,000    United Kingdom T-Bill, 4.49%+ due 10/17/05           19,147,240
                    11,000,000    United Kingdom T-Bill, 4.66%+ due 11/21/05           19,058,178
                    47,000,000    United Kingdom T-Bill, 4.37%+ due 01/16/06           80,959,860
                                                                                     ------------
                                                                                      586,310,494      9.97%
                                                                                     ------------

                                  TOTAL BONDS
                                  (Cost $602,045,230)                                 586,310,494
                                                                                     ------------
-------------------------------------------------------------------------------------------------------------------
BANK DEBT - 0.46%
Energy & Utilities  17,500,000    Mirant Corporation 364 Day Revolver (a) (b) *        14,875,000      0.25%
                                                                                     ------------
Insurance Services   4,576,741    Safelite Glass Term A Note (b)                        4,050,416
Companies            9,124,579    Safelite Glass Term B Note (b)                        8,075,253
                                                                                     ------------
                                                                                       12,125,669      0.21%
                                                                                     ------------
                                  TOTAL BANK DEBT
                                  (Cost $19,681,744)                                   27,000,669
                                                                                     ------------
-------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT INSTRUMENTS - 7.97%
Aerospace/Defense   28,307,000    Kellstrom Industries, Inc. 5.75%,
                                  due 10/15/02 (a) (b) *                                  639,317
                    45,384,000    Kellstrom Industries, Inc. 5.50%,
                                  due 06/15/03 (a) (b) *                                1,025,003
                                                                                     ------------
                                                                                        1,664,320      0.03%
                                                                                     ------------
Auto Parts         250,750,000    Collins & Aikman Products, Inc. 10.75%,
                                  due 12/31/11 (a) *                                   70,210,000
                     2,000,000    Collins & Aikman Products, Inc. 12.875%,
                                  due 08/15/12 (a) *                                      115,000
                                                                                     ------------
                                                                                       70,325,000      1.19%
                                                                                     ------------

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                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 29, 2005
                                   (UNAUDITED)


                    PRINCIPAL                                                                          % OF
                    AMOUNT ($)    ISSUES                                                   VALUE     NET ASSETS
-------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT INSTRUMENTS (CONTINUED)
Building &
Construction        78,559,000    USG Corp. 9.25%, due 09/15/01 (a) (b) *           $ 105,732,558
                    85,535,000    USG Corp. 8.50%, due 08/01/05 (a) *                 112,478,525
                       555,000    USG Corp. Muni East Chicago Solid Waste Disposal
                                  5.50%, due 09/01/28 (a) *                               676,906
                     3,755,000    USG Corp. Muni East Chicago Solid Waste Disposal
                                  6.375%, due 08/01/29 (a) *                            4,520,006
                    17,460,000    USG Corp. Muni Pennsylvania Economic Dev. 6.00%,
                                  due 06/01/31 (a) *                                   21,033,713
                    26,040,000    USG Corp. Muni Ohio Solid Waste Disposal 5.60%,
                                  due 08/01/32 (a) *                                   30,805,580
                    18,930,000    USG Corp. Muni Ohio Solid Waste Disposal 5.65%,
                                  due 03/01/33 (a) *                                   22,414,824
                     4,210,000    USG Corp. Muni Ohio Solid Waste Disposal 6.05%,
                                  due 08/01/34 (a) *                                    5,067,367
                                                                                    -------------
                                                                                      302,729,479      5.15%
                                                                                    -------------
Consumer Products   64,300,000    Home Products International, Inc. 9.625%,
                                  due 05/15/08                                         56,101,750      0.95%
                                                                                    -------------
Energy & Utilities  10,000,000    Mirant Americas Generation LLC 8.50%,
                                  due 10/01/21 (a) *                                   11,550,000      0.20%
                                                                                    -------------

Hard Goods Retail   18,648,000    Hechinger Co. 6.95%, due 10/15/03 (a) (b) *             327,177
                    14,752,000    Hechinger Co. 9.45%, due 11/15/12 (a) (b) *             258,823
                                                                                    -------------
                                                                                          586,000      0.01%
                                                                                    -------------
Real Estate          9,170,006    FNC Realty Corp., 7.00%, due 07/27/08 (b)             9,170,006      0.16%
                                                                                    -------------
Retail              92,249,625    Sears Escrow Notes (a) (b) (d)                               --
                    86,205,118    Sears Holding Corp. Trade Claims (a) (b)             16,742,249
                                                                                    -------------
                                                                                       16,742,249      0.28%
                                                                                    -------------
Textiles            50,000,000    Westpoint Stevens, Inc. 7.875%,
                                  due 06/15/05 (a) *                                      125,000      0.00%
                                                                                    -------------

                                  TOTAL CORPORATE DEBT INSTRUMENTS
                                  (Cost $437,379,241)                                 468,993,804
                                                                                    -------------


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                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 29, 2005
                                   (UNAUDITED)

                                                                                                       % OF
                     SHARES       ISSUES                                                   VALUE     NET ASSETS
-------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.49%
Financial Insurance        259    ACA Capital Holdings, Inc. Convertible
                                  (a) (b) (c)                                        $ 14,715,824
                           103    ACA Capital Holdings, Inc. Senior Convertible
                                  (a) (b) (c)                                           5,881,448
                       133,783    ACA Capital Holdings, Inc. Series B Convertible
                                  (a) (b) (c)                                           8,333,333
                     6,045,667    CGA Group, Ltd., Series C (a) (b) (c)
                                  (Bermuda)                                                    --
                                                                                     ------------
                                                                                       28,930,605      0.49%
                                                                                     ------------
Insurance &
Reinsurance              4,775    Ecclesiastical Insurance, 8.625% (United Kingdom)        10,763
                     1,022,245    RS Holdings Convertible Class A (a) (b)                      --
                                                                                     ------------
                                                                                           10,763      0.00%
                                                                                     ------------
                                  TOTAL PREFERRED STOCK
                                  (Cost $36,814,423)                                   28,941,368
                                                                                     ------------
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS - 65.13%
Annuities & Mutual
Fund Management
& Sales              1,451,598    Legg Mason, Inc.                                    148,280,736
                       489,900    Nuveen Investments Class A                           18,616,200
                       139,212    Westwood Holdings Group, Inc.                         2,645,028
                                                                                     ------------
                                                                                      169,541,964      2.88%
                                                                                     ------------
Assisted Living
Facilities           1,567,118    CareMatrix Corp. (a) (b)                                     --      0.00%
                                                                                     ------------
Computerized
Securities
Trading              2,618,991    Instinet Group, Inc.                                 12,806,866
                       132,800    Investment Technology Group, Inc. (a)                 3,402,336
                                                                                     ------------
                                                                                       16,209,202      0.28%
                                                                                     ------------
Computers, Networks    100,000    3Com Corp. (a)                                          364,000      0.01%
& Software                                                                           ------------

Consumer Products       47,250    JAKKS Pacific, Inc. (a)                                 809,865      0.01%
                                                                                     ------------


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                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 29, 2005
                                   (UNAUDITED)

                                                                                                       % OF
                     SHARES       ISSUES                                                   VALUE    NET ASSETS
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Depository
Institutions           159,000    Astoria Financial Corp.                            $  4,442,460
                       356,500    BankAtlantic Bancorp, Inc. Class A                    6,395,610
                       390,800    Berkshire Hills Bancorp, Inc. (a)                    13,248,120
                       529,600    Brookline Bancorp, Inc.                               8,478,896
                       218,500    Carver Bancorp, Inc. (c)                              3,721,055
                        61,543    Commercial Federal Corp.                              2,086,308
                    18,882,600    Liu Chong Hing Bank, Ltd. (Hong Kong)                30,120,632
                        34,087    TD Banknorth, Inc.                                    1,015,111
                        49,731    Tompkins Trustco, Inc.                                2,332,384
                        16,354    The Toronto-Dominion Bank (Canada)                      747,541
                                                                                     ------------
                                                                                       72,588,117      1.23%
                                                                                     ------------
Electronics
Components           2,496,500    American Power Conversion Corp.                      70,176,615
                     9,046,200    AVX Corp. (c)                                       123,571,092
                                                                                     ------------
                                                                                      193,747,707      3.29%
                                                                                     ------------
Financial Insurance    300,000    Ambac Financial Group, Inc.                          21,552,000
                       118,812    ACA Capital Holdings, Inc. (a) (b) (c)                4,572,711
                     3,477,409    MBIA, Inc.                                          211,217,823
                     1,576,580    Radian Group, Inc.                                   81,319,996
                                                                                     ------------
                                                                                      318,662,530      5.42%
                                                                                     ------------
Financial Services     250,000    CIT Group, Inc.                                      11,035,000      0.19%
                                                                                     ------------
Holding Companies    4,368,500    Brascan Corp. Class A (Canada)                      163,294,530
                        83,370    Capital Southwest Corp.                               7,478,289
                     7,925,000    Cheung Kong Holdings, Ltd. (Hong Kong)               85,483,627
                     2,877,800    Guoco Group, Ltd. (Hong Kong) 1                      29,986,531
                    12,713,000    Hutchison Whampoa, Ltd. (Hong Kong)                 124,209,962
                     6,175,000    Investor AB Class A (Sweden)                         91,431,422
                     2,341,876    RHJ International (a) (Belgium)                      56,787,895
                       359,250    Pargesa Holding AG (Switzerland)                     27,183,171
                    12,326,900    Toyota Industries Corp. (Japan)                     353,058,644
                                                                                     ------------
                                                                                      938,914,071     15.96%
                                                                                     ------------


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                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 29, 2005
                                   (UNAUDITED)

                                                                                                       % OF
                     SHARES       ISSUES                                                   VALUE     NET ASSETS
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Housing Development    208,750    Levitt Corp. Class A                               $  6,686,262      0.11%
                                                                                     ------------
Industrial &
Agricultural
Equipment              594,300    Alamo Group, Inc. (c)                                11,796,855
                       299,300    Lindsay Manufacturing Co.                             7,353,801
                       360,100    Mestek, Inc. (a)                                      8,642,400
                       480,500    Standex International Corp.                          14,270,850
                                                                                     ------------
                                                                                       42,063,906      0.72%
                                                                                     ------------
Insurance &
Reinsurance             87,035    ACE Ltd. (Cayman Islands)                             4,021,887
                       200,678    ACMAT Corp. Class A (a) (c)                           2,824,543
                       432,300    Arch Capital Group, Ltd. (a) (Bermuda)               19,885,800
                       118,449    ESG Re, Ltd. (a) (Bermuda)                               17,767
                        15,675    ESG Re, Ltd. Warrants (a) (b) (Bermuda)                      --
                       480,000    Montpelier RE Holdings, Ltd. (Bermuda)               17,241,600
                       127,500    Olympus RE Holdings, Ltd. (a) (b) (Bermuda)          24,422,625
                        32,089    RS Holdings Class A (a) (b)                                  --
                        58,300    White Mountains Insurance Group, Ltd. (Bermuda)      37,253,700
                                                                                     ------------
                                                                                      105,667,922      1.80%
                                                                                     ------------
Insurance Services     940,131    Safelite Glass Corp. (a) (b)                          3,760,524
Companies               63,460    Safelite Realty Corp. (b)                               469,731
                                                                                     ------------
                                                                                        4,230,255      0.07%
                                                                                     ------------
Life Insurance       2,009,900    The Phoenix Companies, Inc.                          25,324,740      0.43%
                                                                                     ------------
Medical Supplies       342,300    Datascope Corp.                                      11,535,510
& Services           1,000,000    Sankyo Co., Ltd. (Japan)                             19,746,498
                       363,000    St. Jude Medical, Inc. (a)                           17,209,830
                                                                                     ------------
                                                                                       48,491,838      0.83%
                                                                                     ------------
Non-Life             9,159,100    Aioi Insurance Co., Ltd. (Japan)                     43,585,666
Insurance-Japan      2,116,200    Millea Holdings, Inc. ADR (Japan)                   138,399,480
                    10,857,140    Mitsui Sumitomo Insurance Co., Ltd. (Japan)          96,475,720
                     4,420,560    Sompo Japan Insurance, Inc. (Japan)                  42,033,166
                                                                                     ------------
                                                                                      320,494,032      5.45%
                                                                                     ------------

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                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 29, 2005
                                   (UNAUDITED)

                                                                                                       % OF
                     SHARES       ISSUES                                                   VALUE     NET ASSETS
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Oil & Gas
Production &
Services               626,800    EnCana Corp. (Canada)                              $ 25,918,180
                     1,000,000    Nabors Industries, Ltd. (a) (Bermuda)                65,450,000
                     1,000,000    Suncor Energy, Inc. (Canada)                         48,900,000
                                                                                     ------------
                                                                                      140,268,180      2.39%
                                                                                     ------------
Pharmaceutical
Services               598,000    PAREXEL International Corp. (a)                      11,882,260
                       637,500    Pharmaceutical Product Development, Inc. (a)         36,484,125
                                                                                     ------------
                                                                                       48,366,385      0.82%
                                                                                     ------------
Real Estate          1,387,200    Alexander & Baldwin, Inc.                            74,187,456
                       139,000    Alico, Inc.                                           7,781,220
                       959,000    Burnham Pacific Properties, Inc. (a)                    105,490
                     1,134,196    Catellus Development Corp.                           40,921,792
                        31,000    Consolidated-Tomoka Land Co.                          2,759,000
                       659,856    CRT Properties, Inc.                                 18,225,223
                     5,881,577    FNC Realty Corp. (a) (b)                              4,411,183
                     3,533,028    Forest City Enterprises, Inc. Class A               127,153,678
                        22,500    Forest City Enterprises, Inc. Class B                   804,600
                     1,017,031    Forest City Enterprises, Inc. Class A (b)            34,772,798
                     1,292,000    Hang Lung Properties, Ltd. (Hong Kong)                2,052,627
                     5,604,000    Henderson Land Development Co., Ltd. (Hong Kong)     28,331,612
                        47,348    Homefed Corp.                                         3,314,360
                           846    Public Storage, Inc.                                     56,470
                     3,420,106    Tejon Ranch Co. (a) (c)                             209,891,905
                     2,838,500    The St. Joe Co.                                     231,025,515
                     2,150,000    Trammell Crow Co. (a) (c)                            54,309,000
                                                                                     ------------
                                                                                      840,103,929     14.28%
                                                                                     ------------

                        [THIRD AVENUE FUNDS LOGO OMITTED]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 29, 2005
                                   (UNAUDITED)


                                                                                                       % OF
                     SHARES       ISSUES                                                   VALUE     NET ASSETS
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Retail                 103,279    Sears Holding Corp. (a) (b)                      $   15,132,284      0.26%
                                                                                   --------------
Security Brokers,
Dealers & Flotation
Companies              447,200    Jefferies Group, Inc.                                18,482,776
                     1,629,375    Raymond James Financial, Inc.                        48,636,844
                                                                                   --------------
                                                                                       67,119,620      1.14%
                                                                                   --------------
Semiconductor          700,000    Applied Materials, Inc.                              12,922,000      0.22%
Equipment                                                                          --------------
Manufacturers

Steel & Specialty      445,714    Haynes International, Inc. (a) (b)                    8,914,280
Steel                3,100,000    POSCO ADR (South Korea)                             154,690,000
                                                                                   --------------
                                                                                      163,604,280      2.78%
                                                                                   --------------
Telecommunications   1,250,000    Comverse Technology, Inc. (a)                        31,612,500
                     2,008,200    Tellabs, Inc. (a)                                    19,519,704
                                                                                   --------------
                                                                                       51,132,204      0.87%
                                                                                   --------------
Title Insurance      1,000,000    First American Corp.                                 43,950,000
                       479,800    Stewart Information Services Corp.                   22,579,388
                                                                                   --------------
                                                                                       66,529,388      1.13%
                                                                                   --------------
Transportation          55,032    Florida East Coast Industries, Inc.                   2,586,504      0.04%
                                                                                   --------------
Utilities, Utility
Service Companies
& Waste              8,816,889    Danielson Holding Corp. (a) (b) (c)                 113,737,868
Management             400,000    TXU Corp.                                            34,656,000
                                                                                   --------------
                                                                                      148,393,868      2.52%
                                                                                   --------------
                                  TOTAL COMMON STOCKS AND WARRANTS
                                  (Cost $2,090,509,439)                             3,830,990,053
                                                                                   --------------

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                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 29, 2005
                                   (UNAUDITED)


                    INVESTMENT                                                                         % OF
                    AMOUNT ($)    ISSUES                                                   VALUE     NET ASSETS
-------------------------------------------------------------------------------------------------------------------
LIMITED PARTNERSHIPS - 0.03%
Financial Insurance  2,202,000    ESG Partners, LP (a) (b) (Bermuda)               $           --      0.00%
                                                                                   --------------

Insurance &
Reinsurance          3,264,756    Head Insurance Investors, LP (a) (b)                    815,960
                     1,805,000    Insurance Partners II Equity Fund, LP (a) (b)         1,189,298
                                                                                   --------------
                                                                                        2,005,258      0.03%
                                                                                   --------------
                                  TOTAL LIMITED PARTNERSHIPS
                                  (Cost $6,743,969)                                     2,005,258
                                                                                   --------------

                    PRINCIPAL
                    AMOUNT ($)
-------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 15.44%
Repurchase
Agreement          903,220,132    Bear Stearns 3.25%, dated 07/29/05,
                                  due 08/01/05 (e)                                    903,220,132     15.36%
                                                                                   --------------
U.S. Treasury Bill   5,000,000    U.S. Treasury Bill 3.21%+ due 08/25/05 (f)            4,988,679      0.08%
                                                                                   --------------
                                  TOTAL SHORT TERM INVESTMENTS
                                  (Cost $908,208,811)                                 908,208,811
                                                                                   --------------
                                  TOTAL INVESTMENT PORTFOLIO - 99.49%
                                  (Cost $4,101,382,857)                             5,852,450,457
                                                                                   --------------
                                  OTHER ASSETS LESS
                                  LIABILITIES - 0.51%                                  29,763,262
                                                                                   --------------
                                  NET ASSETS - 100.00%                             $5,882,213,719
                                  (Applicable to 102,647,910                       ==============
                                  shares outstanding)
                                  NET ASSET VALUE PER SHARE                                $57.30
                                                                                           ======

                        [THIRD AVENUE FUNDS LOGO OMITTED]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 29, 2005
                                   (UNAUDITED)

 Notes:


 (A) NON-INCOME PRODUCING SECURITIES.
 (b) Restricted (see table below) / fair valued securities.




                                                 Carrying Value
               Security                             Per Unit         Acquisition Date     Acquisition Cost
               --------                          --------------      ----------------     ----------------
    ACA Capital Holdings, Inc.
    Series B Convertible Pfd                     $56,891.00               9/30/04           $ 8,333,333
    ACA Capital Holdings, Inc. Convertible Pfd.       62.29       5/19/2000 to 8/28/2002     14,559,277
    ACA Capital Holdings, Inc. Common Stock           38.49               9/24/97            15,000,000
    ACA Capital Holdings, Inc. Senior
    Convertible Pfd.                              56,891.00               2/28/01             5,881,446
    CareMatrix Corp.                                     --        12/2/1999 to 1/3/2002     17,469,378
    CGA Group Ltd., Series C Pfd.                        --                3/2/99             7,039,179
    Danielson Holding Corporation                     12.90       11/3/1992 to 6/10/2004      8,075,277
    ESG Partners LP                                      --              11/24/97             2,202,000
    ESG RE Limited CL A Warrants                         --       1/28/1997 to 12/3/1997             --
    FNC Realty Corp.                                   0.75       7/14/2000 to 7/27/2005     11,163,732
    FNC Realty Corp. Convertible Notes               100.00               7/27/05             9,170,006
    Haynes International Inc.                         20.00       9/19/2001 to 9/20/2001      3,893,750
    Head Insurance Investors LP                        0.25      10/28/1996 to 11/16/1998     3,264,756
    Hechinger Co. 6.95% due 10/15/03                   1.75                7/9/03                    --
    Hechinger Co. 9.45% due 11/15/12                   1.75                7/9/03                    --
    Insurance Partners II Equity Fund LP               0.66       12/15/1998 to 7/26/2004     1,277,213
    Kellstrom Industries, Inc. 5.75% due 10/15/02      2.26       3/29/2001 to 12/17/2001     4,975,266
    Kellstrom Industries, Inc. 5.50% due 6/15/03       2.26      10/10/2001 to 12/31/2001     1,038,701
    Mirant Corporation 364 Day Revolver Bank Debt     85.00               2/4/04              9,782,934
    Olympus RE Holdings, Ltd                         191.55              12/20/01            12,750,008
    R S Holdings                                         --         5/9/2003 to 4/20/2004        30,853
    R S Holdings Convertible Class A                     --        3/18/2002 to 4/20/2004       991,392
    Safelite Glass Corp.                               4.00       10/4/2000 to 2/26/2001      1,265,883
    Safelite Glass Term A Note                        88.50       10/27/2000 to 2/26/2001     3,070,108
    Safelite Glass Term B Note                        88.50       10/27/2000 to 2/26/2001     6,828,702
    Safelite Realty Corp.                              7.40       10/4/2000 to 2/26/2001         73,352
    Sears Holding Corp.                              146.52               4/26/05             1,342,627
    Sears Holding Corp. Escrow Notes                     --               5/14/03                    --
    Sears Holding Corp. Trade Claims                   0.19       1/22/2002 to 4/30/2003     16,968,282
    USG Corp. 9.25% due 9/15/01                      134.59       10/25/2000 to 6/20/2001    69,868,230


                        [THIRD AVENUE FUNDS LOGO OMITTED]

                               THIRD AVENUE TRUST
                             THIRD AVENUE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 29, 2005
                                   (UNAUDITED)

 (c) Affiliated issuers-as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
 (d) Security in part on loan.
 (e) Repurchase agreement collateralized by:
     U.S. Treasury Strips, par value $64,000,000, matures 08/15/08, value $56,707,200.
     U.S. Treasury Strips, par value $130,204,000, matures 11/15/18, value $71,603,086.
     U.S. Treasury Strips, par value $25,000,000, matures 05/15/19, value $13,401,500.
     U.S. Treasury Strips, par value $100,000,000, matures 02/15/20, value $51,599,000.
     U.S. Treasury Strips, par value $31,640,000, matures 02/15/22, value $14,797,395.
     U.S. Treasury Strips, par value $357,729,000, matures 08/15/23, value $156,102,204.
     U.S. TREASURY STRIPS, PAR VALUE $30,000,000, MATURES 02/15/26, VALUE $11,730,600.
     U.S. Treasury Strips, par value $137,565,000, matures 11/15/26, value $52,029,834.
     U.S. Treasury Strips, par value $158,025,000, matures 02/15/27, value $59,022,338.
     U.S. Treasury Strips, par value $650,000,000, matures 11/15/27, value $235,261,000.
     U.S. Treasury Strips, par value $100,000,000, matures 08/15/28, value $35,175,000.
     U.S. Treasury Strips, par value $100,000,000, matures 11/15/28, value $34,821,000.
     U.S. Treasury Strips, par value $250,000,000, matures 02/15/29, value $86,735,000.
     U.S. Treasury Strips, par value $148,662,000, matures 08/15/29, value $50,430,610.
(f)  Segregated for future fund commitments.
  *  Issuer in default.
  +  Denominated in U.S. Dollars unless otherwise noted.
  +  Annualized yield at date of purchase.
  1  Incorporated in Bermuda.
 ADR: American Depository Receipt.

 Country Concentration
                 % of
              Net Assets
                -------
United States      60.10%
Japan              11.79
United Kingdom      9.97
Hong Kong           5.10
Canada              4.06
Bermuda             2.79
South Korea         2.63
Sweden              1.55
Belgium             0.97
Switzerland         0.46
Cayman Islands      0.07
                -------
Total              99.49%
                =======

                        [THIRD AVENUE FUNDS LOGO OMITTED]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                AT JULY 29, 2005
                                   (UNAUDITED)

                     PRINCIPAL                                                                        % OF
                     AMOUNT ($)   ISSUES                                                   VALUE    NET ASSETS
-------------------------------------------------------------------------------------------------------------------
BANK DEBT - 0.01%
Technology           4,942,604    Insilco Technologies Bank Debt (a) (b) *           $    221,988      0.01%
                                                                                     ------------
                                  TOTAL BANK DEBT
                                  (Cost $0)                                               221,988
                                                                                     ------------
-------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 10.23%
U.S. Treasury
Notes              175,000,000    U.S. Treasury Note 1.875%, due 01/31/06             173,523,525     10.23%
                                                                                     ------------
                                  TOTAL U.S. GOVERNMENT OBLIGATIONS
                                  (Cost $173,913,158)                                 173,523,525
                                                                                     ------------

                        SHARES
-------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.49%
Financial Insurance    133,783    ACA Capital Holdings, Inc. Series B Convertible
                                  (a) (b)                                               8,333,333      0.49%
                                                                                     ------------
                                  TOTAL PREFERRED STOCK
                                  (Cost $8,333,333)                                     8,333,333
                                                                                     ------------
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 63.05%
Aerospace & Defense    469,359    Herley Industries, Inc. (a)                           9,171,275      0.54%
                                                                                     ------------
Agricultural
Chemicals            1,126,700   Agrium, Inc. (Canada)                                 25,767,629      1.52%
                                                                                     ------------
Annuities & Mutual
Fund Management
& Sales                134,170    Westwood Holdings Group, Inc.                         2,549,230      0.15%
                                                                                     ------------

Auto Parts             529,700    American Axle & Manufacturing Holdings, Inc. (d)     14,593,235
                       920,300    Superior Industries International, Inc. (d)          21,479,802
                                                                                     ------------
                                                                                       36,073,037      2.13%
                                                                                     ------------
Banking              1,259,961    NewAlliance Bancshares, Inc. (d)                     18,206,436      1.07%
                                                                                     ------------
Cable Television     1,411,700    CommScope, Inc. (a) (d)                              23,843,613
Equipment              175,000    Scientific-Atlanta, Inc. (d)                          6,737,500
                                                                                     ------------
                                                                                       30,581,113      1.80%
                                                                                     ------------
Consumer Products      771,118    JAKKS Pacific, Inc. (a) (d)                          13,216,963
                       488,499    K-Swiss, Inc. Class A                                16,496,611
                     1,011,850    Leapfrog Enterprises, Inc. (a) (d)                   12,617,769
                       820,600    Russ Berrie & Co., Inc. (d)                          13,129,600
                                                                                     ------------
                                                                                       55,460,943      3.27%
                                                                                     ------------


                        [THIRD AVENUE FUNDS LOGO OMITTED]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 29, 2005
                                  (UNAUDITED)

                                                                                                      % OF
                        SHARES    ISSUES                                                   VALUE    NET ASSETS
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Electronics
Components             378,200    Advanced Power Technology, Inc. (a)                 $ 2,874,320
                       485,400    American Power Conversion Corp. (d)                  13,644,594
                       472,601    Bel Fuse, Inc. Class B (c) (d)                       15,534,395
                       424,237    Electronics for Imaging, Inc. (a) (d)                 8,938,674
                       459,350    Ingram Micro, Inc. Class A (a)                        8,562,284
                       441,400    KEMET Corp. (a)                                       3,698,932
                       568,100    Park Electrochemical Corp. (d)                       14,963,754
                                                                                     ------------
                                                                                       68,216,953      4.02%
                                                                                     ------------
Energy/Coal            316,200    Fording Canadian Coal Trust (Canada)                 32,176,512      1.90%
                                                                                     ------------
Energy Services        579,300    Maverick Tube Corp. (a) (d)                          19,215,381
                       487,400    Precision Drilling Corp. (a) (d) (Canada)            20,500,044
                       408,300    Tidewater, Inc. (d)                                  16,483,071
                       502,200    Willbros Group, Inc. (a) (d) (Panama)                 8,436,960
                                                                                     ------------
                                                                                       64,635,456      3.81%
                                                                                     ------------
Forest Products &
Paper                  255,400    Deltic Timber Corp.                                  10,915,796
                     2,142,600    TimberWest Forest Corp. (d) (Canada)                 28,164,237
                                                                                     ------------
                                                                                       39,080,033      2.30%
                                                                                     ------------
Healthcare Services    678,431    Cross Country Healthcare, Inc. (a) (d)               13,392,228      0.79%
                                                                                     ------------
Holding Companies      934,350    Brascan Corp. Class A (Canada)                       34,926,003
                     3,111,000    JZ Equity Partners PLC (United Kingdom)               9,117,515
                       322,650    Leucadia National Corp.                              12,760,807
                                                                                     ------------
                                                                                       56,804,325      3.35%
                                                                                     ------------
Industrial Equipment   393,100    Alamo Group, Inc.                                     7,803,035
                       297,500    Bandag, Inc.                                         13,723,675
                       362,300    Lindsay Manufacturing Co. (d)                         8,901,711
                       609,100    Trinity Industries, Inc. (d)                         22,567,155
                                                                                     ------------
                                                                                       52,995,576      3.13%
                                                                                     ------------


                        [THIRD AVENUE FUNDS LOGO OMITTED]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 29, 2005
                                   (UNAUDITED)

                                                                                                      % OF
                        SHARES    ISSUES                                                   VALUE    NET ASSETS
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Insurance - Multi Line  59,974    E-L Financial Corp., Ltd. (Canada)                 $ 19,353,564      1.14%
                                                                                     ------------
Insurance &
Reinsurance            322,900    Arch Capital Group, Ltd. (a) (Bermuda)               14,853,400
                       135,000    Montpelier RE Holdings, Ltd. (Bermuda)                4,849,200
                        42,500    Olympus RE Holdings, Ltd. (a) (b) (Bermuda)           8,140,875
                                                                                     ------------
                                                                                       27,843,475      1.64%
                                                                                     ------------
Life Insurance         179,000    FBL Financial Group, Inc. Class A                     5,352,100
                        89,001    National Western Life Insurance Co.
                                  Class A (a) (d)                                      18,245,205
                       589,400    The Phoenix Companies, Inc. (d)                       7,426,440
                                                                                     ------------
                                                                                       31,023,745      1.83%
                                                                                     ------------
Manufactured Housing    75,200    Skyline Corp.                                         3,158,400      0.19%
                                                                                     ------------
Media                  120,000    ValueVision Media, Inc. Class A (a)                   1,420,800      0.08%
                                                                                     ------------
Natural Resources &    187,500    Alexander & Baldwin, Inc. (d)                        10,027,500
Real Estate            156,975    Alico, Inc.                                           8,787,461
                       139,000    Avatar Holdings, Inc. (a) (d)                         7,394,800
                       131,200    CRT Properties, Inc.                                  3,623,744
                       749,200    Forest City Enterprises, Inc. Class A                26,963,708
                       140,800    Jones Lang LaSalle, Inc. (d)                          6,934,400
                       403,200    The St. Joe Co.                                      32,816,448
                       322,646    Tejon Ranch Co. (a)                                  19,800,785
                       211,300    Trammell Crow Co. (a)                                 5,337,438
                       133,450    Wellsford Real Properties, Inc. (a)                   2,370,072
                                                                                     ------------
                                                                                      124,056,356      7.31%
                                                                                     ------------
Non-Life Insurance
- Japan                400,000    Sompo Japan Insurance, Inc. (Japan)                   3,803,425      0.22%
                                                                                     ------------


                        [THIRD AVENUE FUNDS LOGO OMITTED]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 29, 2005
                                   (UNAUDITED)

                                                                                                      % OF
                        SHARES    ISSUES                                                   VALUE    NET ASSETS
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Oil & Gas              756,800    Comstock Resources, Inc.                           $ 20,955,792
                       607,850    Pogo Producing Co.                                   33,449,985
                       800,000    Rosetta Resources, Inc. (144a) (a) (b)               12,800,000
                       870,100    St. Mary Land and Exploration Co.                    27,495,160
                     1,084,977    Whiting Petroleum Co. (a) (d)                        43,344,831
                                                                                     ------------
                                                                                      138,045,768      8.14%
                                                                                     ------------
Pharmaceutical
Services               567,962    PAREXEL International Corp. (a)                      11,285,405
                       161,615    Pharmaceutical Product Development, Inc. (a)          9,249,226
                                                                                     ------------
                                                                                       20,534,631      1.21%
                                                                                     ------------
Real Estate            404,644    Origen Financial, Inc.                                3,144,084      0.19%
Investment Trust                                                                     ------------

Retail                 465,914    The Dress Barn, Inc. (a) (d)                         11,358,983
                        13,770    Sears Holding Corp. (a) (b) (e)                       2,017,560
                       300,000    Sears Holding Corp. (a) (e)                          46,269,000
                                                                                     ------------
                                                                                       59,645,543      3.52%
                                                                                     ------------
Securities Brokers,
Dealers & Flotation
Companies            2,954,676    Instinet Group, Inc. (a) (d)                         14,448,366      0.85%
                                                                                     ------------
Semiconductor
Equipment
Manufacturers
& Related              280,700    Coherent, Inc. (a)                                    9,555,028
                     1,159,662    Credence Systems Corp. (a)                           12,628,719
                       944,150    Electro Scientific Industries, Inc. (a) (d)          20,771,300
                       259,144    GSI Group, Inc. (a)                                   2,596,623
                                                                                     ------------
                                                                                       45,551,670      2.69%
                                                                                     ------------
Software               862,451    Borland Softward Corp. (a)                            5,787,046
                       697,239    Magma Automation Design, Inc. (a)                     6,693,494
                       379,700    Sybase, Inc. (a)                                      8,080,016
                       950,200    Synopsys, Inc. (a)                                   17,588,202
                                                                                     ------------
                                                                                       38,148,758      2.25%
                                                                                     ------------

                        [THIRD AVENUE FUNDS LOGO OMITTED]

                               Third Avenue Trust
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 29, 2005
                                   (UNAUDITED)

                                                                                                      % OF
                        SHARES    ISSUES                                                   VALUE    NET ASSETS
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Telecommunications     471,000    Comverse Technology, Inc. (a) (d)                $   11,911,590
Equipment            3,347,073    Sycamore Networks, Inc. (a)                          11,915,580
                     1,049,396    Tellabs, Inc. (a)                                    10,200,129
                                                                                   --------------
                                                                                       34,027,299      2.01%
                                                                                   --------------
                                  TOTAL COMMON STOCKS
                                  (Cost $676,397,035)                               1,069,316,630
                                                                                   --------------
                     CONTRACTS
-------------------------------------------------------------------------------------------------------------------
OPTIONS - 0.10%
Retail                   1,467    Sears Holding Corp., Put Strike $120,
                                  expires 01/20/07 (e)                                  1,599,030      0.10%
                                                                                   --------------
                                  TOTAL OPTIONS
                                  (Cost $2,501,873)                                     1,599,030
                                                                                   --------------
                   PRINCIPAL
                    AMOUNT ($)
-------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 26.03%
Repurchase
Agreement          342,171,775    Bear Stearns 3.25%, dated 07/29/05,
                                  due 08/01/05 (f)                                    342,171,775     20.18%
                                                                                   --------------
U.S. Treasury
Bill               100,000,000    U.S. Treasury Bill 3.14%+ due 10/20/05               99,273,400      5.85%
                                                                                   --------------
                                  TOTAL SHORT TERM INVESTMENTS
                                  (Cost $441,477,146)                                 441,445,175
                                                                                   --------------
                                  TOTAL INVESTMENT PORTFOLIO - 99.91%
                                  (Cost $1,302,622,545)                             1,694,439,681
                                                                                   --------------
                     CONTRACTS
-------------------------------------------------------------------------------------------------------------------
WRITTEN OPTIONS - (0.29%)
Retail                 (1,467)    Sears Holding Corp., Call Strike $155,
                                  expires 01/20/07 (e)                                 (4,841,100)    (0.29%)
                                                                                   --------------
                                  TOTAL WRITTEN OPTIONS
                                  (Premium received $2,514,738)

                                  OTHER ASSETS LESS LIABILITIES - 0.38%                 6,341,065
                                                                                   --------------
                                  NET ASSETS - 100.00%                             $1,695,939,646
                                  (Applicable to 69,298,979                        ==============
                                  shares outstanding)

                                  NET ASSET VALUE PER SHARE                                $24.47
                                                                                           ======

                        [THIRD AVENUE FUNDS LOGO OMITTED]

                               THIRD AVENUE TRUST
                        THIRD AVENUE SMALL-CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 29, 2005
                                   (UNAUDITED)

 Notes:
 (a)Non-income producing securities.
 (b)Restricted (see table below) / fair valued securities.


                                                 Carrying Value
               Security                             Per Unit         Acquisition Date     Acquisition Cost
               --------                          --------------      ----------------     ----------------

    ACA Capital Holdings, Inc. Series B
    Convertible Pfd                                 $ 62.29               9/30/04           $ 8,333,333
    Insilco Technologies Bank Debt                     4.49               9/18/02                    --
    Olympus RE Holdings, Ltd                         191.55              12/20/01             4,250,001
    Rosetta Resources Inc.                            16.00               6/28/05            12,800,000
    Sears Holding Corp.                              146.52               4/26/05               179,010


(c) Affiliated issuers-as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d) Securities in whole or in part on loan.
(e) Call  and put  options  relate  to  common  stock  position.
(f) Repurchase agreement collateralized by:
    U.S. Treasury Strips, par value $80,445,000 matures 11/15/15, value $51,413,204.
    U.S. Treasury Strips, par value $410,625,000 matures 11/15/21, value $194,628,038.
    U.S. Treasury Strips, par value $133,905,000 matures 08/15/22, value $61,253,503.
    U.S. Treasury Strips, par value $100,000,000 matures 02/15/23, value $44,713,000.
*   Issue in default.
+   Annualized yield at date of purchase.

Country Concentration

                 % of
              Net Assets
              ----------
United States      87.52%
Canada              9.49
Bermuda             1.64
United Kingdom      0.54
Panama              0.50
Japan               0.22
                 -------
Total              99.91%
                 =======

                        [THIRD AVENUE FUNDS LOGO OMITTED]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                AT JULY 29, 2005
                                   (UNAUDITED)

                 Principal                                                                            % of
                 AMOUNT(+)/UNITS   ISSUES                                                  VALUE    NET ASSETS
-------------------------------------------------------------------------------------------------------------------
CORPORATE DEBT INSTRUMENTS - 0.85%
Real Estate Operating
Companies            6,270,514    FNC Realty Corp., 7.00%, due 07/27/08 (b)           $ 6,270,514
                       400,000    Forest City Enterprises, Inc., $25 par, 7.375%,
                         notes    due 02/01/34                                         10,032,000

(Canadian Dollars)+  6,666,600    Sterling Centrecorp Inc., 8.50%,
                                  due 12/31/09 (b) (Canada)                             4,901,712
                                                                                     ------------
                                                                                       21,204,226      0.70%
                                                                                     ------------
Retail                 523,563    Frank's Nursery & Crafts, Inc. Trade Claims
                                  (a) (b)                                                 523,563
                     4,000,000    Pathmark Stores, Inc. 8.75%, due 02/01/12             3,995,000
                                                                                     ------------
                                                                                        4,518,563      0.15%
                                                                                     ------------
                                  TOTAL CORPORATE DEBT INSTRUMENTS
                                  (Cost $24,949,509)                                   25,722,789
                                                                                     ------------
                        SHARES
-------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.36%
Real Estate Investment  56,000    CRT Properties Inc. 8.50%                             1,414,000
Trusts                 125,000    RAIT Investment Trust 7.75%                           3,152,500
                       250,000    RAIT Investment Trust 8.375%                          6,500,000
                                                                                     ------------
                                                                                       11,066,500      0.36%
                                                                                     ------------
                                  TOTAL PREFERRED STOCK
                                  (Cost $10,775,000)                                   11,066,500
                                                                                     ------------
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS - 75.17%
Assisted Living
Facilities              25,571    CareMatrix Corp. (a) (b)                                     --      0.00%
                                                                                     ------------
Diversified Financial  774,000    Guoco Group Ltd. (Hong Kong) 1                        8,065,041
Services                22,223    Imperial Credit Industries, Inc. Warrants (a) (b)            --
                       537,700    PHH Corp. (a)                                        15,211,533
                                                                                     ------------
                                                                                       23,276,574      0.76%
                                                                                     ------------
Homebuilders           434,690    Avatar Holdings, Inc. (a) (c)                        23,125,508
                       273,040    Brookfield Homes Corp.                               13,597,392
                                                                                     ------------
                                                                                       36,722,900      1.20%
                                                                                     ------------

                        [THIRD AVENUE FUNDS LOGO OMITTED]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 29, 2005
                                   (UNAUDITED)

                                                                                                      % OF
                        SHARES    ISSUES                                                   VALUE    NET ASSETS
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Hotels               1,747,900    Fairmont Hotels and Resorts, Inc. (Canada)         $ 56,527,086      1.85%
                                                                                     ------------
Natural Resources       85,200    Deltic Timber Corp.                                   3,641,448      0.12%
                                                                                     ------------
Real Estate Investment
Trusts               1,865,100    Acadia Realty Trust (c)                              35,436,900
                     2,527,200    Affordable Residential Communities, Inc. (c)         33,055,776
                        28,500    Agree Realty Corp.                                      873,525
                     3,810,100    American Financial Realty Trust                      54,865,440
                       599,298    American Land Lease, Inc. (c)                        14,041,552
                     1,177,900    Anthracite Capital, Inc.                             14,075,905
                     1,850,700    Associated Estates Realty Corp. (c)                  18,044,325
                        72,700    Bedford Property Investors, Inc.                      1,661,195
                       892,200    Capital Lease Funding, Inc.                           9,814,200
                     5,598,649    Catellus Development Corp. (c)                      201,999,256
                       511,900    Columbia Equity Trust, Inc. (a)                       7,975,402
                     1,330,269    CRIIMI Mae Inc. (a) (c)                              28,747,113
                       408,600    CRT Properties Inc.                                  11,285,532
                     1,000,000    Crystal River Capital 144a (a) (b)                   25,000,000
                       350,000    Feldman Mall Properties, Inc.                         4,900,000
                       551,300    First Potomac Realty Trust                           14,526,755
                       390,100    JER Investors Trust, Inc. (a)                         7,209,048
                       938,200    One Liberty Properties, Inc. (c)                     20,246,356
                     2,501,902    ProLogis                                            113,986,655
                     1,750,400    PS Business Parks, Inc. (c)                          81,271,072
                       255,800    RAIT Investment Trust                                 8,106,302
                     1,498,200    Vornado Realty Trust                                132,800,448
                                                                                     ------------
                                                                                      839,922,757     27.55%
                                                                                     ------------
Real Estate
Management           1,150,500    Jones Lang LaSalle, Inc.                             56,662,125
                    42,592,000    Midland Realty (Holdings), Ltd. (Hong Kong)          26,573,599
                        11,609    Savills PLC (United Kingdom)                            147,314
                     2,079,950    Trammell Crow Co. (a) (c)                            52,539,537
                                                                                     ------------
                                                                                      135,922,575      4.46%
                                                                                     ------------


                        [THIRD AVENUE FUNDS LOGO OMITTED]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 29, 2005
                                   (UNAUDITED)

                                                                                                      % of
                        SHARES    ISSUES                                                   VALUE    NET ASSETS
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS AND WARRANTS (CONTINUED)
Real Estate Operating    5,000    Atlantic American Realty Capital Advisors, Inc.
Companies                         (a) (b)                                          $      500,000
                     4,007,723    Brascan Corp. Class A (Canada)                      149,808,686
                     3,659,253    British Land Co. PLC (United Kingdom)                53,991,298
                     2,431,200    Brookfield Properties Corp. (Canada)                 70,504,800
                       510,000    Consolidated-Tomoka Land Co. (c)                     45,390,000
                     1,717,675    Derwent Valley Holdings PLC (United Kingdom)         36,830,826
                       966,500    First Capital Realty, Inc. (Canada)                  16,565,639
                     4,028,393    FNC Realty Corp. (a) (b)                              3,021,295
                     1,256,281    FNC Realty Corp. Warrants, Strike $1.99 (a) (b)              --
                     5,631,700    Forest City Enterprises, Inc. Class A (c)           202,684,883
                     1,017,031    Forest City Enterprises, Inc. Class A (b) (c)        34,772,798
                     1,292,000    Hang Lung Properties, Ltd. (Hong Kong)                2,052,627
                     5,808,000    Henderson Land Development Co., Ltd. (Hong Kong)     29,362,955
                     6,880,400    Killam Properties, Inc. (a) (c) (Canada)             15,457,784
                       500,000    Killam Properties, Inc. (a) (b) (c) (Canada)          1,067,154
                     2,669,336    Liberty International PLC (United Kingdom)           45,273,200
                    12,025,684    Multiplex Group (Australia)                          27,676,221
                     3,485,855    Quintain Estates & Development PLC
                                  (United Kingdom)                                     34,217,094
                       108,000    Sterling Centrecorp, Inc. (a) (Canada)                  135,877
                       108,000    Sterling Centrecorp, Inc. Warrants
                                  (a) (b) (Canada)                                         26,240
                     3,920,000    Tai Cheung Holdings, Ltd. (Hong Kong)                 2,370,088
                       401,039    Tejon Ranch Co. (a)                                  24,611,763
                     3,028,200    The St. Joe Co.                                     246,465,198
                     2,000,000    Thomas Properties Group, Inc. (c)                    25,380,000
                     7,757,487    Unite Group PLC (c) (United Kingdom)                 41,584,504
                       322,050    Wellsford Real Properties, Inc. (a) (c)               5,719,608
                                                                                   --------------
                                                                                    1,115,470,538     36.59%
                                                                                   --------------
Retail                  22,951    Sears Holding Corp. (a) (b) (d)                       3,362,746
                       500,000    Sears Holding Corp. (a) (d)                          77,115,000
                                                                                   --------------
                                                                                       80,477,746      2.64%
                                                                                   --------------
                                  TOTAL COMMON STOCKS AND WARRANTS
                                  (Cost $1,574,342,138)                             2,291,961,624
                                                                                   --------------


                        [THIRD AVENUE FUNDS LOGO OMITTED]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 29, 2005
                                   (UNAUDITED)

                                                                                                      % OF
                     CONTRACTS    ISSUES                                                   VALUE    NET ASSETS
-------------------------------------------------------------------------------------------------------------------
OPTIONS - 0.09%
Retail                     500    Winn-Dixie Stores, Inc., Put Strike $5,
                                  expires 01/21/06 (b)                             $      193,015
                         2,443    Sears Holding Corp., Put Strike $120,
                                  expires 01/20/07 (d)                                  2,662,870
                                                                                   --------------
                                                                                        2,855,885      0.09%
                                                                                   --------------
                                  TOTAL OPTIONS
                                  (Cost $4,256,141)                                     2,855,885
                                                                                   --------------
                     PRINCIPAL
                     AMOUNT ($)
-------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 23.78%
Repurchase
Agreement          466,981,524    Bear Stearns 3.25%, dated 07/29/05,
                                  due 08/01/05 (e)                                    466,981,524     15.32%
                                                                                   --------------
U.S. Treasury
Bills               10,000,000    U.S. Treasury Bill 3.21%+ due 08/25/05 (f)            9,977,267
                   250,000,000    U.S. Treasury Bill 3.42%+ due 10/27/05              248,015,750
                                                                                   --------------
                                                                                      257,993,017      8.46%
                                                                                   --------------
                                  TOTAL SHORT TERM INVESTMENTS
                                  (Cost $724,894,969)                                 724,974,541
                                                                                   --------------
                                  TOTAL INVESTMENT PORTFOLIO - 100.25%
                                  (Cost $2,339,217,757)                             3,056,581,339
                                                                                   --------------
                     CONTRACTS
-------------------------------------------------------------------------------------------------------------------
WRITTEN OPTIONS - (0.26%)
Retail                  (2,443)   Sears Holding Corp., Call Strike $155,
                                  expires 01/20/07 (d)                                 (8,061,900)    (0.26%)
                                                                                   --------------
                                  TOTAL WRITTEN OPTIONS
                                  (Premium received $4,187,812)

                                  OTHER ASSETS LESS LIABILITIES - 0.01%                   420,173
                                                                                   --------------
                                  NET ASSETS - 100.00%                             $3,048,939,612
                                  (Applicable to 100,763,440                       ==============
                                  shares outstanding)

                                  NET ASSET VALUE PER SHARE                                $30.26
                                                                                           ======


                        [THIRD AVENUE FUNDS LOGO OMITTED]

                               THIRD AVENUE TRUST
                       THIRD AVENUE REAL ESTATE VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 29, 2005
                                   (UNAUDITED)

 Notes:
 (a) Non-income producing securities.
 (b) Restricted (see table below) / fair valued securities.


                                                 CARRYING VALUE
               SECURITY                             PER UNIT         ACQUISITION DATE     ACQUISITION COST
               --------                          --------------      ----------------     ----------------
    Atlantic American Realty Capital                $100.00              10/22/04           $   500,000
    CareMatrix Corp.                                     --        12/13/1999 & 4/11/2000       293,340
    Crystal River Capital                             25.00               3/9/05             25,000,000
    FNC Realty Corp.                                   0.75       5/22/2002 to 7/27/2005      4,003,247
    FNC Realty Corp. Convertible Notes               100.00               7/27/05             6,270,514
    Frank's Nursery & Crafts Trade Claims            100.00              11/22/04               322,567
    FNC Realty Corp Warrants Strike $1.99                --         2/6/2004 & 2/18/2004             --
    Imperial Credit Industries Warrants                  --        9/22/2000 & 2/26/2001             --
    Killam Properties                                  2.13               4/20/05             1,028,019
    Sears Holding Corp.                              146.52               4/26/05               298,363
    Sterling Centercorp, Inc.                         73.53       5/11/2004 & 12/16/2004      4,610,226
    Sterling Centercorp, Inc. Warrants                 0.24               3/26/04                    --
    Winn-Dixie Stores Inc. Options                     3.86         3/4/2005 & 3/5/2005          89,759


(c) Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of those issuers).
(d) Call and Put options relate to common stock position.
(e) Repurchase agreement collateralized by:
    U.S. Treasury Bill, par value $14,765,000 matures 08/25/05, value
    $14,733,698.
    U.S. Treasury Notes, par value $28,000,000 matures 07/15/09, value $27,532,411.
    U.S. Treasury Inflation Indexed Bonds, par value $75,000,000 matures 08/15/13, value $95,964,750.
    U.S. Treasury Notes, par value $32,000,000 matures 02/15/15, value $50,914,960.
    U.S. Treasury Notes, par value $120,350,000 matures 02/15/21, value $169,504,996.
    U.S. Treasury Notes, par value $78,000,000 matures 04/15/28, value $121,877,155.
(f) Segregated for future fund commitments.
*   Issuer in default.
+   Denominated in U.S. Dollars unless otherwise noted.
+   Annualized yield at date of purchase.
1   Incorporated in Bermuda.

Country Concentration

                 % OF
              Net Assets
              ----------
United States      79.81%
Canada             10.33
United Kingdom      6.96
Hong Kong           2.24
Australia           0.91
                 -------
Total             100.25%
                 =======

                        [THIRD AVENUE FUNDS LOGO OMITTED]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                                AT JULY 29, 2005
                                   (UNAUDITED)

                     PRINCIPAL                                                                        % OF
                     AMOUNT (+)   ISSUES                                                   VALUE    NET ASSETS
-------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 5.53%
U.S. Treasury
Notes               50,000,000    U.S. Treasury Note 1.625%, due 10/31/05            $ 49,789,100
                    50,000,000    U.S. Treasury Note 2.25%, due 04/30/06               49,437,550
                                                                                     ------------
                                                                                       99,226,650      5.53%
                                                                                     ------------
                                  TOTAL U.S. GOVERNMENT OBLIGATIONS
                                  (Cost $99,294,398)                                   99,226,650
                                                                                     ------------
-------------------------------------------------------------------------------------------------------------------
BONDS - 2.30%
Foreign Government Obligations
  (Canadian
  Dollar) +         22,700,000    Canadian T-Bill, 2.76%+ due 10/06/05                 18,455,422
  (Norwegian
  Kroner) +        148,600,000    Norwegian T-Bill, 1.90%+ due 09/21/05                22,834,767
                                                                                     ------------
                                                                                       41,290,189      2.30%
                                                                                     ------------
                                  TOTAL BONDS
                                  (Cost $42,095,626)                                   41,290,189
                                                                                     ------------
                        SHARES
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 50.12%
Advertising          1,001,500    Asatsu-DK, Inc. (Japan)                              28,149,789      1.57%
                                                                                     ------------
Agriculture            300,400    Agrium, Inc. (Canada)                                 6,870,148
                       226,952    Cresud SACIFYA ADR (Argentina)                        2,716,615
                       291,306    United International Enterprises, Ltd. (c)
                                  (Denmark)                                            14,770,405
                                                                                     ------------
                                                                                       24,357,168      1.36%
                                                                                     ------------
Building & Construction
Products/Services       82,342    Imerys S.A. (France)                                  6,054,999
                     1,202,020    Nippon Sheet and Glass Co., Ltd. (Japan)              4,960,972
                                                                                     ------------
                                                                                       11,015,971      0.61%
                                                                                     ------------
Computer Software      443,800    Fujitsu Business Systems, Ltd. (Japan)                6,730,523      0.37%
                                                                                     ------------
Corporate Services  20,935,784    Boardroom, Ltd. (c) (Singapore)                       5,535,073      0.31%
                                                                                     ------------


                        [THIRD AVENUE FUNDS LOGO OMITTED]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 29, 2005
                                   (UNAUDITED)

                                                                                                     % OF
                        SHARES    ISSUES                                                   VALUE    NET ASSETS
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Diversified
Operations             211,824    Hal Trust (Netherlands) 1                          $ 10,247,311
                     5,368,200    Hutchison Whampoa, Ltd. (Hong Kong)                  52,448,983
                       175,000    Investor AB Class A (Sweden)                          2,591,174
                     5,398,000    Oversees Union Enterprise, Ltd. (Singapore)          30,813,279
                                                                                     ------------
                                                                                       96,100,747      5.35%
                                                                                     ------------
Electronics            435,000    Futaba Corp. (Japan)                                 10,891,928
                     1,680,400    Nichion Corp. (Japan)                                22,121,343
                     6,539,000    WBL Corp., Ltd. (Singapore)                          13,437,512
                                                                                     ------------
                                                                                       46,450,783      2.59%
                                                                                     ------------
Energy/Coal             65,000    Fording Canadian Coal Trust (Canada)                  6,614,400
                       522,700    Westshore Terminals Income Fund (Canada)              5,722,136
                                                                                     ------------
                                                                                       12,336,536      0.69%
                                                                                     ------------
Energy/Services        943,200    Farstad Shipping ASA (Norway)                        12,498,394
                       178,872    Compagnie Generale de Geophyisque SA (a) (France)    16,916,045
                       555,800    Smedvig ASA Class A (Norway)                         13,573,747
                                                                                     ------------
                                                                                       42,988,186      2.39%
                                                                                     ------------
Engineering/
Construction           865,800    Aker Kvaerner ASA (a) (Norway)                       42,222,433
                     4,138,100    Subsea 7, Inc. (a) (Norway)                          49,733,330
                                                                                     ------------
                                                                                       91,955,763      5.12%
                                                                                     ------------
Food & Beverage     11,207,000    Del Monte Pacific, Ltd. (Singapore) 2                 4,208,728
                    39,358,000    Vitasoy International Holdings, Ltd. (Hong Kong)     14,303,163
                                                                                     ------------
                                                                                       18,511,891      1.03%
                                                                                     ------------
Forest Products &
Paper                2,621,000    Canfor Corp. (a) (Canada)                            30,619,909
                    29,246,413    Rubicon, Ltd. (a) (c) (New Zealand)                  22,285,533
                                                                                     ------------
                                                                                       52,905,442      2.95%
                                                                                     ------------

                        [THIRD AVENUE FUNDS LOGO OMITTED]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 29, 2005
                                   (UNAUDITED)

                                                                                                      % OF
                        SHARES    ISSUES                                                   VALUE    NET ASSETS
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Holding Company         93,764    Compagnie Nationale a Portefeuille (Belgium)       $ 22,554,836
                     2,829,400    Guoco Group, Ltd. (Hong Kong) 1                      29,482,206
                       685,000    JZ Equity Partners PLC (United Kingdom)               2,007,553
                        71,000    Pargesa Holding AG (Switzerland)                      5,372,318
                                                                                     ------------
                                                                                       59,416,913      3.31%
                                                                                     ------------
IT Services            121,590    Cap Gemini SA (a) (France)                            4,080,617      0.23%
                                                                                     ------------
Insurance           22,330,849    BRIT Insurance Holdings PLC (United Kingdom)         34,930,586
                         4,291    E-L Financial Corp., Ltd. (Canada)                    1,384,702
                           140    Millea Holdings, Inc. (Japan)                         1,830,554
                     5,883,200    Skandia Forsakrings AB (Sweden)                      33,329,359
                       285,000    Sompo Japan Insurance, Inc. (Japan)                   2,709,940
                                                                                     ------------
                                                                                       74,185,141      4.13%
                                                                                     ------------
Metals & Mining      2,000,800    Dundee Precious Metals, Inc. Class A (a) (Canada)    13,354,468
                       863,200    Falconbridge, Ltd. (Canada)                          17,816,448
                    11,451,289    Zinifex Ltd. (a) (Australia)                         27,828,053
                                                                                     ------------
                                                                                       58,998,969      3.28%
                                                                                     ------------
Other Financial        250,000    Banco Latinoamericano de Exportaciones,
                                  S.A. (Panama)                                         4,452,500
                       351,700    Oslo Bors Holding ASA (c) (Norway)                   15,173,381
                                                                                     ------------
                                                                                       19,625,881      1.09%
                                                                                     ------------
Real Estate            416,445    Bil International, Ltd. (c) (New Zealand)               303,161
                    70,445,700    Bil International, Ltd. (c) (Singapore)              52,064,420
                    17,426,000    Liu Chong Hing Investment, Ltd. (Hong Kong)          17,485,293
                                                                                     ------------
                                                                                       69,852,874      3.89%
                                                                                     ------------
Securities
Brokerage           32,994,000    Hotung Investment Holdings, Ltd. (a) (Singapore)      3,134,430
                       652,300    Ichiyoshi Securities Co., Ltd. (Japan)                5,947,142
                                                                                     ------------
                                                                                        9,081,572      0.51%
                                                                                     ------------
Software             1,811,717    GEAC Computer Corp., Ltd. (a) (Canada)               17,465,186      0.97%
                                                                                     ------------

                        [THIRD AVENUE FUNDS LOGO OMITTED]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 29, 2005
                                   (UNAUDITED)

                                                                                                      % OF
                        SHARES    ISSUES                                                   VALUE    NET ASSETS
-------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Telecommunications   7,443,502    Telecom Corp. of New Zealand, Ltd.
                                  (New Zealand)                                      $ 31,904,375      1.78%
                                                                                   --------------
Transportation      52,301,950    Chuan Hup Holdings, Ltd. (Singapore)                 26,555,594
                       273,200    Ganger Rolf ASA (Norway)                             20,837,128
                     1,886,600    Golar LNG, Ltd. (a) (Norway)                         25,217,456
                     4,407,700    Noble Group, Ltd. (Singapore) 1                       3,787,298
                    18,671,113    Toll NZ, Ltd. (a) (c) (New Zealand)                  41,919,543
                                                                                   --------------
                                                                                      118,317,019      6.59%
                                                                                   --------------
                                  TOTAL COMMON STOCKS
                                  (Cost $675,092,583)                                 899,966,419
                                                                                   --------------

                     PRINCIPAL
                     AMOUNT ($)
-------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 42.12%
Repurchase
Agreement          409,633,914    Bear Stearns 3.25%, dated 07/29/05,
                                  due 08/01/05 (b)                                    409,633,914     22.81%
                                                                                   --------------
U.S. Treasury
Bills              100,000,000    U.S. Treasury Bill 3.30%+ due 09/29/05               99,475,800
                   150,000,000    U.S. Treasury Bill 3.14%+ due 10/20/05              148,910,100
                   100,000,000    U.S. Treasury Bill 3.64%+ due 01/19/06               98,341,500
                                                                                   --------------
                                                                                      346,727,400     19.31%
                                                                                   --------------
                                  TOTAL SHORT TERM INVESTMENTS
                                  (Cost $756,288,459)                                 756,361,314
                                                                                   --------------
                                  TOTAL INVESTMENT PORTFOLIO - 100.07%
                                  (Cost $1,572,771,066)                             1,796,844,572
                                                                                   --------------
                                  LIABILITIES IN EXCESS OF
                                  OTHER ASSETS - (0.07%)                              (1,203,409)
                                                                                   --------------

                                  NET ASSETS - 100.00%                             $1,795,641,163
                                  (Applicable to 88,745,177                        ==============
                                  shares outstanding)

                                  NET ASSET VALUE PER SHARE                                $20.23
                                                                                           ======


                        [THIRD AVENUE FUNDS LOGO OMITTED]

                               THIRD AVENUE TRUST
                      THIRD AVENUE INTERNATIONAL VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AT JULY 29, 2005

Notes:
(a) Non-income producing securities.
(b) Repurchase agreement collateralized by:
    U.S. Treasury Strips, par value $10,111,000, matures 05/15/12, value $7,623,087.
    U.S. Treasury Strips, par value $45,000,000, matures 08/15/12, value $33,505,650.
    U.S. Treasury Strips, par value $50,000,000, matures 11/15/13, value $35,019,500.
    U.S. Treasury Strips, par value $10,000,000, matures 05/15/18, value $5,650,400.
    U.S. Treasury Strips, par value $307,325,000, matures 05/15/20, value $156,723,457.
    U.S. Treasury Strips, par value $400,000,000, matures 08/15/22, value $182,992,000.
(c) Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of those issuers). ADR: American Depository Receipt.
+   Denominated in U.S. Dollars unless otherwise noted.
+   Annualized yield at date of purchase.
1   Incorporated in Bermuda.
2   Incorporated in British Virgin Islands.

Country Concentration

                  % of
                Net Assets
                ----------
United States #    47.65%
Norway             11.25
Singapore           7.77
Canada              6.59
Hong Kong           6.33
New Zealand         5.37
Japan               4.64
United Kingdom      2.06
Sweden              2.00
Austrailia          1.55
France              1.51
Belgium             1.26
Denmark             0.82
Netherlands         0.57
Switzerland         0.30
Panama              0.25
Argentina           0.15
                 -------
Total             100.07%
                 =======
 # Comprised of cash equivalents.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The Trust's principal executive officer and principal financial officer are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.


ITEM 3. EXHIBITS.

(a) Separate certifications of the Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant):     Third Avenue Trust
                  ------------------

By:               /s/ David M. Barse
                  ------------------

Name:             David M. Barse
                  --------------

Title:            Principal Executive Officer
                  ---------------------------

Date:             September 13, 2005
                  ------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


(Registrant):     Third Avenue Trust
                  ------------------

By:               /s/ David M. Barse
                  ------------------

Name:             David M. Barse
                  --------------

Title:            Principal Executive Officer
                  ---------------------------

Date:             September 13, 2005
                  ------------------



By:               /s/ Vincent Dugan
                  -----------------

Name:             Vincent Dugan
                  -------------

Title:            Principal Financial Officer
                  ---------------------------

Date:             September 13, 2005
                  ------------------